Offerings - Offering: 1	Jun. 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, no par value per share
Maximum Aggregate Offering Price	$ 138,242,977.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,091.36
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The maximum aggregate offering price is based on 11,866,350 shares of the Acquiring Fund estimated to be issued in connection with the Reorganization (representing the pro forma Combined Fund shares outstanding of 23,996,559 minus Acquiring Fund's shares outstanding of 12,130,209, in each case as of May 22, 2026) multiplied by $11.45, the net asset value per share of the Acquiring Fund as of May 22, 2026.